Document and Entity Information	Nov. 28, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001414475
Document Type	8-K
Document Period End Date	Nov. 28, 2025
Entity Registrant Name	WESTERN MIDSTREAM OPERATING, LP
Entity Incorporation State Country Code	DE
Entity File Number	001-34046
Entity Tax Identification Number	26-1075808
Entity Address, Address Line One	9950 Woodloch Forest Drive
Entity Address, Address Line Two	Suite 2800
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	(346)
Local Phone Number	786-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false